CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Net revenues	$ 99,537	$ 239,507	$ 716,691	$ 537,152
Cost of revenues	98,720	157,279	488,281	458,006
Gross profit	817	82,228	228,410	79,146
Operating expenses:
Selling, general and administrative	1,246,761	898,576	4,687,011	3,107,596
Research and development	169,396	179,197	851,999	634,109
Total operating expenses	1,416,157	1,077,773	5,539,010	3,741,705
Operating loss	(1,415,340)	(995,545)	(5,310,600)	(3,662,559)
Other income (expense):
Interest expense	(11,862)	(884,421)	(4,189,707)	(2,078,704)
Gain on extinguishment of debt		0	0	115,000
Loss on valuation of warrant liability	0	(916,908)	(944,291)	242,052
Other income (expense)	607	198	27,955	(1,592)
Total other income (expense), net	(11,255)	(1,801,131)	(5,106,043)	(1,723,244)
Net loss before income taxes	(1,426,595)	(2,796,676)	(10,416,643)	(5,385,803)
Provision for income taxes	0	0	0	0
Net loss	(1,426,595)	(2,796,676)	(10,416,643)	(5,385,803)
Net loss attributable to non-controlling interest	(188,516)	(120,783)	(596,315)	(489,655)
Net loss attributable to controlling interest	$ (1,238,079)	$ (2,675,893)	$ (9,820,328)	$ (4,896,148)
Basic and diluted loss per common share (in dollars per share)	$ (0.02)	$ (0.06)	$ (0.19)	$ (0.11)
Basic and diluted weighted average number of shares outstanding (In shares)	64,717,505	47,930,338	52,567,978	44,160,713